Loss per share - Summary of Computation of Loss Per Share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic loss per share
Net loss attributable to owners of the parent	€ (34)	€ (581)	€ (186)
Weighted-average ordinary shares outstanding (in shares)	191,298,397	187,583,307	180,960,579
Basic net loss per share attributable to owners of the parent (euro per share)	€ (0.18)	€ (3.10)	€ (1.03)
Diluted loss per share
Net loss attributable to owners of the parent	€ (34)	€ (581)	€ (186)
Fair value gains on dilutive Exchangeable Notes	(112)	0	0
Fair value gains on dilutive warrants	(53)	0	0
Net loss used in the computation of diluted loss per share	€ (199)	€ (581)	€ (186)
Weighted-average ordinary shares outstanding
Weighted-average ordinary shares outstanding (in shares)	191,298,397	187,583,307	180,960,579
Exchangeable Notes (in shares)	2,424,921	0	0
Warrants (in shares)	220,137	0	0
Diluted weighted average ordinary shares (in shares)	193,943,455	187,583,307	180,960,579
Diluted (euro per share)	€ (1.03)	€ (3.10)	€ (1.03)